Commitments and contingencies (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Maturity schedule for contractual commitments [Abstract]
Assets pledged under mortgages and overdraft facilities	$ 5,367,700,000	$ 4,953,400,000
West Capricorn
Maturity schedule for contractual commitments [Abstract]
Contractual commitments	$ 0	$ 0